VIA EDGAR

September 17, 2024

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Invesco Unit Trusts, Series 2394 (the “Trust”) (File No. 811-02754)

Ladies and Gentlemen:

On behalf of Invesco Capital Markets, Inc., Depositor of the Trust, transmitted herewith is a copy of the Trust’s Registration Statement on Form S-6 (the “Registration Statement”) for filing under the Securities Act of 1933, as amended.

The Trust is comprised of a single unit investment trust, the Capital Strength Leaders Portfolio
2024-4 (the “Portfolio”). The Portfolio is the first series of the Capital Strength Leaders Portfolio, and therefore Rule 487 is not available. In light of the foregoing, it would be greatly appreciated if the Commission could review the enclosed material with a view toward declaring the Registration Statement effective sometime during early to mid-November 2024.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the “1940 Act”), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Invesco Unit Trusts Series and Invesco Unit Trusts, Taxable Income Series are intended to apply to the Portfolio. In addition, the Trust has not submitted, and does not expect to submit, an exemptive application or no-action request in connection with this Registration Statement.

Should you have any questions regarding this filing, please do not hesitate to contact Thomas S. Harman at (202) 373-6725.

Sincerely,

/s/ Morgan, Lewis & Bockius LLP